RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
NOTE 8 - RELATED PARTY TRANSACTIONS

NOTE 7 - RELATED PARTY TRANSACTIONS

Accrued Officer Compensation

As of June 30, 2021 and December 31, 2020, a total of $240,750 and $1,005,230, respectively, was accrued for unpaid officer wages due the Company’s CEO, CFO and President under their respective employment agreements.

Other

On May 18, 2021, the Company entered into a Separation Agreement and General Release (the “Separation Agreement”) with Gregory Lambrecht. Pursuant to the Separation Agreement Mr. Lambrecht resigned as an officer and director of the Company and agreed to terminate his employment agreement with the Company. The Company agreed to pay Mr. Lambrecht $764,480.00 due in unpaid accrued compensation and $606,371.63 in indebtedness plus accrued interest through the date of the Agreement (the “Accrued Debt”) as follows: (i) the Company agreed to issue Mr. Lambrecht 362,987 shares of Common Stock (with standard restrictive legend) valued at $0.75 per share, equaling $272,240.00 (the “Shares”), (ii) the Company agreed to pay Mr. Lambrecht $250,000.00 within two business days of the date of the Separation Agreement, and (iii) the remaining amount of Accrued Debt of $848,612.00 will be satisfied through the issuance by the Company of a promissory note (the “Note”). The Note provides for ten percent (10%) per annum interest commencing as of August 1, 2021. The monthly payment amount of principal and interest shall be $21,522.98, with the first payment of $21,522.98 due September 1, 2021, and a final payment amount of $21,523.20 due on August 1, 2025.

On April 26, 2021, the Company completed a debt reduction through the sale of Jacksam Corporation owned by the Company with Greg Lambrecht, CEO, resulting in the decrease of $547,010.37 in current liabilities. No gain or losses were incurred with this debt settlement.

On May 24, 2021, the Seller Note related to the EnergyWyze acquisition was paid in full in exchange for loan sellers pursuant to the terms and conditions in the asset purchase and operating agreement.

NOTE 8 - RELATED PARTY TRANSACTIONS

Accrued Officer Compensation

As of December 31, 2020 and December 31, 2019, a total of $1,005,230 and $588,611, respectively, was accrued for unpaid officer wages due the Company’s CEO, CFO and President under their respective employment agreements.

Other

The Company’s CEO has advanced the Company funds since 2017, with a balance due of $911,826 and $735,000, respectively, plus accrued interest of $216,807 and $96,273 as of December 31, 2020 and 2019, respectively. These balances accrue interest at 12% beginning on October 1, 2018, are unsecured and due on demand. Total interest expense on the advances totaled $216,807 and $78,243, for the years ended December 31, 2020 and 2019, respectively. In November 2020, the Company sold the CEO 1,075,527 common shares of equity securities of Jacksam with a fair value measured at $218,874 and was recorded as a reduction of debt related to advances from the related party.

As of December 31, 2020 and December 31, 2019, a total of $13,039 and $15,222, respectively, was due to the founder of DIGS for advances to DIGS.

As of December 31, 2020 and December 31, 2019, a total of $0 and $2,892, respectively, was due the founder of DIGS and is included in accounts payable.

In March 2020, the board of directors authorized the conversion of amounts payable to the Company’s officers to the Company’s common stock. The amounts are convertible at the option of the officer at a conversion price of $0.01 per share. As of the date of this report, no officer has converted any monies owed into shares of the Company’s common stock.